GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
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GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 7:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

	December 31,
	2016	2015
Goodwill, beginning of the year	$812,012	$727,875
Acquisitions	—	84,137

Goodwill, end of the year	$812,012	$812,012

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Useful Life	December 31,
		2016	2015
Original amount:
Core technology	8	$17,464	$17,464
Trademarks and trade names	15 – 20	25,520	25,520
Customer relationships	5 – 6	2,097	2,097

		45,081	45,081

Accumulated amortization:
Core technology		4,743	2,560
Trademarks and trade names		16,086	14,510
Customer relationships		2,097	2,003

		22,926	19,073

Other intangible assets, net:
Core technology		12,721	14,904
Trademarks and trade names		9,434	11,010
Customer relationships		—	94

		$22,155	$26,008

The estimated future amortization expense of other intangible assets as of December 31, 2016 is as follows:

2017	$3,759
2018	3,759
2019	3,734
2020	3,518
2021	3,518
Thereafter	3,867

$22,155